UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03526
Name of Fund: Legg Mason Tax-Exempt Trust, Inc.
Address of Principal Executive Offices: 100 Light Street, Baltimore, MD 21202
Name and address of agent for service:
Richard M. Wachterman, Esq.
Legg Mason & Co., LLC
100 Light Street
Baltimore, MD 21202
Registrant’s telephone number, including area code: (410) 539-0000
Date of fiscal year end: December 31, 2005
Date of reporting period: December 31, 2005

Item 1. Report to Shareholders

Annual Report to Shareholders

To Our Shareholders,

   On December 31, 2005, the Legg Mason Tax-Exempt Trust had $344 million invested in a diversified portfolio of high-quality, short-term municipal securities. As this letter is written, the Trust’s 7-day yield is 2.10% and its weighted average maturity is 1 day. The following table shows cumulative and average annual total returns for the one-, five- and ten-year periods ended December 31, 2005:

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+1.71%	+1.71%
Five Years	+5.48%	+1.07%
Ten Years	+21.75%	+1.99%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

   The Trust’s income dividends continue to be exempt from federal income tax and a portion may be exempt from state income taxes as well, depending upon your state of residence. The Trust does not purchase investments whose income is subject to the federal alternative minimum tax.

   PricewaterhouseCoopers LLP, Tax-Exempt Trust’s independent registered public accounting firm, has completed its annual examination, and audited financial statements for the year ended December 31, 2005 are included in this report.

   On January 3, 2006, the Board of Directors of the Legg Mason Tax-Exempt Trust, Inc. approved, subject to shareholder approval, a Plan of Liquidation, Dissolution and Termination whereby all the Fund’s assets would be liquidated and the Fund would subsequently be dissolved. If you owned shares of the Fund at the close of business on January 26, 2006, you are entitled to vote at the Special Meeting of Shareholders to be held on February 24, 2006. The estimated time of liquidation is February 27, 2006.

Annual Report to Shareholders

   We appreciate your ownership of the Trust, and hope you will let us know whenever you have questions or suggestions.

Sincerely,

John F. Curley, Jr. Chairman	Mark R. Fetting President

February 15, 2006

Annual Report to Shareholders

Expense Example

   As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested on July 1, 2005, and held through December 31, 2005.

Actual Expenses

   The first line in the table below provides information about actual account values and actual expenses for the Fund. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

   The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning	Ending	Expenses PaidA
	Account	Account	During the
	Value	Value	Period
	7/1/05	12/31/05	7/1/05 to 12/31/05

Actual	$1,000.00	$1,009.80	$3.50
Hypothetical (5% return before expenses)	$1,000.00	$1,021.73	$3.52

A	These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio of 0.69% multiplied by the average value over the period, multiplied by the number of days in the most recent fiscal half-year (184), and divided by 365.

Annual Report to Shareholders

Statement of Net Assets

Legg Mason Tax Exempt Trust

December 31, 2005
(Amounts in Thousands)

		Maturity
	Rate	Date	Par	Value

Municipal Obligations — 96.9%
Alabama — 0.5%
The Industrial Development Board of the City of Montgomery, Pollution Control and Solid Waste Disposal, Revenue Refunding Bonds (General Electric Company Project) Series 2005 VRDN (Aaa/VMIG1, AAA/A-1+)	3.72%	1/3/06	$1,700	$1,700	A

Arizona — 5.1%
Salt River Project Agricultural Improvement and Power District Arizona TECP (P-1, A-1+)
Series A	3.05	1/9/06	3,800	3,800
Series A	3.04	1/18/06	5,800	5,800
Series A	2.68	2/9/06	8,500	8,500

				18,100

Delaware — 2.0%
University of Delaware, Revenue Bonds, Series 1998 VRDN (AA+/A-1+)	3.58	1/3/06	7,250	7,250	A

District of Columbia — 4.9%
District of Columbia (American Red Cross), Series 2000 VRDN (Aa2/VMIG1, A1+)	3.10	1/19/06	10,000	10,000	A
District of Columbia Multimodal GO, Bonds, Series 2003 D-2 VRDN (Aaa/VMIG1, AAA/A-1+, AAA/F1+)	3.55	1/4/06	7,500	7,500	A

				17,500

Annual Report to Shareholders

		Maturity
	Rate	Date	Par	Value

Municipal Obligations — Continued

Florida — 6.0%
City of Gainesville, Utilities System TECP (P-1, A-1+)
Series C	2.68%	1/25/06	$4,000	$4,000
Series C	2.70	1/26/06	4,000	4,000
Jacksonville Electric Authority Revenue Bonds (Subordinated Electric Systems), Series 2001 C VRDN (Aa3/VMIG1, A+/A-1, F1+)	2.80	1/19/06	6,000	6,000	A
Putnam County, Florida, Development Authority PCR Bonds (Seminole Electric Cooperative, Inc.) VRDN (A-)
Series 1984 H-1	3.70	1/4/06	5,385	5,385	A
Series 1984 H-2	3.70	1/4/06	1,950	1,950	A

				21,335

Georgia — 3.7%
Burke County, Georgia, PCR Bonds (Oglethorpe Power) VRDN (Aaa/VMIG1, AAA/F1+)
Series 1998 A	3.18	1/11/06	1,000	1,000	A
Series 1998 A	3.10	1/12/06	5,000	5,000	A
Series 1998 A	3.08	1/13/06	2,000	2,000	A
Series 1998 B	3.02	1/11/06	5,000	5,000	A

				13,000

Illinois — 0.6%
Illinois Development Finance Authority PCR Bonds (Amoco Oil Company Project), Series 1994 VRDN (Aa1/VMIG1, AA+/A-1+)	3.78	1/3/06	2,000	2,000	A

Annual Report to Shareholders

		Maturity
	Rate	Date	Par	Value

Municipal Obligations — Continued

Indiana — 0.6%
City of Hammond, Indiana, PCR Refunding Bonds (Amoco Oil Company Project), Series 1994 VRDN (Aa1/VMIG1, AA+/A-1+)	3.78%	1/3/06	$2,000	$2,000	A

Kansas — 5.4%
State of Kansas, Department of Transportation, Adjustable Tender Highway Revenue Bonds VRDN (Aa2/VMIG1, AA+/A-1+, AA/F1+)
Series 2000 B-1	3.75	1/3/06	1,465	1,465	A
Series 2002 B-1	3.50	1/5/06	11,000	11,000	A
Series 2002 B-3	3.50	1/5/06	6,700	6,700	A

				19,165

Kentucky — 3.5%
Kentucky Economic Development Finance Authority, Hospital Revenue Bonds (Baptist Healthcare System Obligated Group) VRDN
Series 1999 B (Aaa/VMIG1, AAA/A-1+, AAA)	3.57	1/4/06	8,190	8,190	A
Series 1999 C (Aaa/VMIG1, AAA/A-1, AAA)	3.78	1/3/06	4,250	4,250	A

				12,440

Louisiana — 0.8%
Lake Charles, Louisiana, Harbor and Revenue District Revenue Refunding Bonds (Conoco Inc. Project), Series 1999A VRDN (Aaa/VMIG1, AA+/A-1+)	3.57	1/4/06	3,000	3,000	A

Annual Report to Shareholders

		Maturity
	Rate	Date	Par	Value

Municipal Obligations — Continued

Maryland — 14.3%
Baltimore County, Maryland, Revenue Bonds (Oak Crest Village, Inc. Project), Series 1999 A VRDN (AA+/A-1+, AA-/F1+)	3.52%	1/5/06	$4,375	$4,375	A
Howard County, Maryland, Variable Rate Demand Multifamily Housing Revenue Refunding Bonds (Sherwood Crossing Apartments), Series 2003 VRDN Aa2/P-1, (Aaa/VMIG1)	3.51	1/5/06	3,700	3,700	A
Maryland Economic Development Corporation Revenue Bonds (American Urological Association Education and Research, Inc. Project), Series 2002 VRDN (Aa2/VMIG1)	3.55	1/4/06	3,055	3,055	A
Maryland Health and Higher Educational Facilities Authority Revenue Bonds (French International School Issue), Series 2004 VRDN (Aa2/VMIG1)	3.55	1/4/06	1,300	1,300	A
Maryland Health and Higher Educational Facilities Authority (Friends School of Baltimore), Series 2004 VRDN (Aa2/VMIG1)	3.55	1/4/06	2,800	2,800	A
Maryland Health and Higher Educational Facilities Authority (Pooled Loan Program Issue) VRDN (Aa2/VMIG1)
Series 1985 A	3.55	1/4/06	7,950	7,950	A
Series 1985 B	3.50	1/4/06	2,800	2,800	A

Annual Report to Shareholders

		Maturity
	Rate	Date	Par	Value

Municipal Obligations — Continued

Maryland — Continued
Maryland Health and Higher Educational Facilities Authority (The John Hopkins University)
Series A TECP (P-1, A-1+)	3.12%	1/11/06	$5,000	$5,000
Series A TECP (P-1, A-1+)	2.70	1/26/06	2,000	2,000
Series B TECP (P-1, A-1+)	3.06	1/18/06	3,100	3,100
Series A VRDN (Aa2/VMIG1, AA/A-1+, AA+/F1+)	3.50	1/5/06	4,400	4,400	A
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 2004A VRDN (Aaa/VMIG1, AAA/A-1+, AAA/F1)	3.51	1/5/06	2,590	2,590	A
Maryland Industrial Development Financing Authority, Economic Development Revenue Bonds (Calvert School, Incorporated Facility), Series 2001 VRDN (Aa2/VMIG1)	3.55	1/4/06	170	170	A
Maryland Industrial Development Financing Authority, Variable Rate Demand Revenue Bonds (National Aquarium in Baltimore Facility), Series 2002A VRDN (Aaa/VMIG1, A+)	3.54	1/4/06	6,300	6,300	A
Washington Suburban Sanitary District BANS, Series 2003 B VRDN (Aaa/VMIG1, AAA/F1+)	3.45	1/4/06	1,100	1,100	A

				50,640	A

Massachusetts — 1.4%
The Commonwealth of Massachusetts, GO Refunding Bonds, 2001 Series C VRDN (Aa2/VMIG1, AA, AA/F1+)	3.55	1/5/06	5,000	5,000	A

Annual Report to Shareholders

		Maturity
	Rate	Date	Par	Value

Municipal Obligations — Continued

Mississippi — 2.5%
Jackson County, Mississippi, Port Facility Refunding Revenue Bonds (Chevron U.S.A. Inc. Project), Series 1993 VRDN (Aa2/P-1, AA/A-1+)	3.74%	1/3/06	$9,000	$9,000	A

Missouri — 1.0%
Health and Educational Facilities Authority of the State of Missouri, Medical Research Facilities Revenue Bonds (Stowers Institute for Medical Research), Series 2000 VRDN (Aaa/VMIG1, AAA/A-1+, AAA)	3.58	1/5/06	3,500	3,500	A

Nevada — 0.8%
Clark County, Nevada, School District Adjustable Rate GO (Limited Tax) School Bonds, Series 2001 A VRDN (Aaa/VMIG1, AAA/A-1+, AAA/F1+)	3.73	1/3/06	2,900	2,900	A

North Carolina — 3.7%
City of Charlotte, North Carolina, Water and Sewer System Commercial Paper Revenue (P-1, A-1, F-1)
BANS	3.00	2/7/06	3,000	3,000
BANS	2.90	2/14/06	6,200	6,200
BANS	2.80	2/28/06	4,000	4,000

				13,200

Annual Report to Shareholders

		Maturity
	Rate	Date	Par	Value

Municipal Obligations — Continued

Ohio — 4.4%
Ohio Higher Educational Facility Commission Revenue Bonds (Xavier University Project), Series 2000 VRDN (Aa1/VMIG1)	3.37%	1/5/06	$8,865	$8,865	A
Ohio State University General Receipt Bonds, Series 2001 VRDN (Aaa/VMIG1, AAA/A-1+, AAA)	3.58	1/5/06	6,860	6,860	A

				15,725

Pennsylvania — 10.2%
Allegheny County, Pennsylvania, Hospital Development Authority Health Center Revenue Bonds (Presbyterian University Health) VRDN (Aaa/VMIG1, AAA/A-1+, AAA)
Series 1990 A	3.58	1/5/06	1,725	1,725	A
Series 1990 D	3.58	1/5/06	1,455	1,455	A
Delaware County, Pennsylvania, IDA Revenue Refunding Bonds (Resource Recovery Facility, General Electric Capital Corporation), Series 1998 G VRDN (AAA/A-1+)	3.50	1/4/06	4,880	4,880	A
Geisinger Authority (Montour County, Pennsylvania), Health System Revenue Refunding Bonds, (Geisinger Health System), Series 2002 VRDN (Aa3/VMIGI, AA-/A-1+, AA-/F1+)	3.70	1/3/06	5,700	5,700	A
Northampton County Higher Education Authority University Revenue Bonds, Series 2000 (Lehigh University) VRDN (Aa3/VMIG1, AA-/A-1+)	3.50	1/5/06	7,500	7,500	A

Annual Report to Shareholders

		Maturity
	Rate	Date	Par	Value

Municipal Obligations — Continued

Pennsylvania — Continued
Pennsylvania Higher Educational Facilities Authority, Variable Rate Revenue Refunding Bonds (Carnegie Mellon University), Series 1995 C VRDN (Aaa/VMIG1, AA-/A-1+)	3.70%	1/3/06	$3,700	$3,700	A
The Hospitals and Higher Education Facilities Authority of Philadelphia, Hospital Revenue Bonds (The Children’s Hospital of Philadelphia Project) VRDN
Series C of 2002 (Aaa/VMIG1, AAA)	3.70	2/10/06	2,000	2,000	A
Series D of 2002 (Aaa/VMIG1, AAA/A-1+, AAA)	3.70	1/3/06	9,035	9,035	A

				35,995

South Carolina — 4.1%
South Carolina Public Service Authority Promissory Notes (P-1, A-1+)
TECP	3.05	1/6/06	9,500	9,500
TECP	3.04	1/19/06	5,033	5,033

				14,533

Tennessee — 4.5%
The Health and Educational Facilities Board of The Metropolitan Government of Nashville and Davidson County, Tennessee Revenue Bonds (The Vanderbilt University), Series A VRDN (Aa2/VMIG1, AA/A-1+, AA/F1+)	3.50	1/5/06	16,000	16,000	A

Texas — 8.0%
City of Austin, Texas, Combined Utility Systems Commercial Paper Notes, Series A (P-1, A-1+)	3.10	1/10/06	6,000	6,000

Annual Report to Shareholders

		Maturity
	Rate	Date	Par	Value

Municipal Obligations — Continued

Texas — Continued
Dallas, Texas, Area Rapid Transit Authority TECP (P-1, A-1+)
Series 2001	3.14%	1/12/06	$5,000	$5,000
Series 2001	3.04	1/18/06	6,000	6,000
Harris County Health Facilities Development Corporation, Variable Rate Revenue Bonds (St. Luke’s Episcopal Hospital), Series 2001B VRDN (AA-/A-1+)	3.70	1/3/06	715	715	A
Harris County, Texas, GO TECP (P-1, A-1)
Series C (AA-)	3.04	1/18/06	1,500	1,500
Series D (A-1)	3.05	1/9/06	1,281	1,281
Southwest Higher Education Authority Inc., Variable Rate Demand Higher Education Revenue Bonds (Southern Methodist University Project) Refunding Series 1985 VRDN (Aaa/VMIG1)	3.78	1/3/06	3,680	3,680	A
State of Texas,TRANS, Series 2005 (MIG1, SP-1+, F1+)	4.50	8/31/06	4,000	4,038

				28,214

Utah — 2.9%
Emery County, Utah, PCR Refunding Bonds (PacifiCorp Project) Series 1994 VRDN (Aaa/VMIG1, AAA/A-1, AAA)	3.70	1/3/06	5,800	5,800	A
Intermountain Power Agency, Power Supply Revenue Refunding Bonds, 1985 Series F VRDN (Aaa/VMIG1, AAA/A1+)	3.18	1/11/06	4,400	4,400	A

				10,200

Washington — 4.0%
State of Washington, Adjustable Rate GO Bonds, Series 1996 B VRDN (Aa1/VMIG1, AA+/A-1+, AA/F1+)	3.49	1/4/06	14,100	14,100	A

Annual Report to Shareholders

		Maturity
	Rate	Date	Par	Value

Municipal Obligations — Continued

Wyoming — 2.0%
Lincoln County, Wyoming, PCR Bonds (Exxon Project) VRDN (Aaa/P-1, AAA/A-1+)
Series 1984 A	3.73%	1/3/06	$200	$200	A
Series 1984 B	3.73	1/3/06	2,200	2,200	A
Series 1984 D	3.73	1/3/06	500	500	A
Lincoln County, Wyoming, PCR Refunding Bonds (PacifiCorp Project), Series 1994 VRDN (Aaa/VMIG1, AAA/A-1, AAA)	3.70	1/3/06	2,100	2,100	A
Sweetwater County, Wyoming, PCR Refunding Bonds (PacifiCorp Project), Series 1994 VRDN (Aaa/VMIG1, AAA/A-1, AAA)	3.70	1/3/06	2,200	2,200	A

				7,200

Total Investments, at Amortized Cost and Value — 96.9%				343,697	B
Advisory and distribution fees payable — 0.1%				197
Other Assets Less Liabilities — 3.0%				10,882

Net Assets Applicable to 354,775 Shares Outstanding — 100.0%				$354,776

Net Asset Value Per Share				$1.00

A	The rate shown is the rate as of December 31, 2005, and the maturity shown is the longer of the next interest readjustment date or the date the original principal amount owed can be recovered through demand.

B	Also represents cost for Federal income tax purposes.

A guide to investment abbreviations and municipal note, commercial paper and bond ratings appears on the next page.

See notes to financial statements.

Annual Report to Shareholders

Legg Mason Tax-Exempt Trust, Inc.

Investment Abbreviations:

BANS	Bond Anticipation Notes
GO	General Obligation
IDA	Industrial Development Authority
PCR	Pollution Control Revenue
TECP	Tax-Exempt Commercial Paper
TRANS	Tax and Revenue Anticipation Notes
VRDN	Variable Rate Demand Notes

Municipal Note, Commercial Paper and Bond Ratings:

 Municipal Notes

   MIG1 and MIG2: Moody’s Investors Service, Inc. ratings for state and municipal notes and other short-term obligations are designated Moody’s Investment Grade (MIG). Notes bearing the designation MIG1 are judged to be of the best quality and notes bearing the designation MIG2 are judged to be of high quality (VMIG1 and VMIG2 are ratings for variable rate obligations).

   SP-1 and SP-2: The two highest municipal note ratings assigned by Standard & Poor’s. A plus (+) sign may be added to the SP-1 rating to indicate that an issue possesses very strong credit characteristics.

   F1 and F2: The two highest municipal note ratings assigned by Fitch IBCA, Inc. A plus (+) sign may be added to an F1 rating to denote any exceptionally strong credit feature.

 Commercial Paper

   P-1 and P-2: Prime 1 and Prime 2 are the two highest commercial paper ratings assigned by Moody’s Investors Service, Inc.

   A-1 and A-2: The two highest commercial paper ratings assigned by Standard & Poor’s. A plus (+) sign designates issues possessing very strong credit characteristics.

   F1 and F2: The two highest commercial paper ratings assigned by Fitch IBCA, Inc. A plus (+) sign may be added to an F1 rating to denote any exceptionally strong credit feature.

 Municipal Bonds

   Aaa, Aa, A and Baa: Investment grade bond ratings assigned by Moody’s Investors Service, Inc. A numeric modifier (1, 2 or 3) may be added to the ratings to indicate high, medium and low relative credit strength, respectively, within a particular rating category. A pound (#) sign denotes a prerefunded security. The maturity date shown is the prerefunded date.

Annual Report to Shareholders

   AAA, AA, A and BBB: Investment grade bond ratings assigned by Standard & Poor’s. A plus (+) or minus (-) sign may be added to the ratings to indicate relative credit strength within a particular rating category.

   AAA, AA, A and BBB: Investment grade bond ratings assigned by Fitch IBCA, Inc. A plus (+) or minus (-) sign may be added to a rating to denote relative status within major rating categories.

   The Moody’s, Standard & Poor’s or Fitch IBCA ratings indicated are believed to be the most recent ratings available at December 31, 2005.

Maturity Schedule of the Portfolio

December 31, 2005

Maturity Period	Par	Percentage of P	ortflio

	(000)	(cumulative)
1-7 days	$232,045	67.5%	67.5%
8-45 days	97,414	28.3	95.8
46-90 days	10,200	3.0	98.8
Over 90 days	4,038	1.2	100.0

	$343,697	100.0%

   Average Weighted Maturity: 14 days

Annual Report to Shareholders

Statement of Operations

Legg Mason Tax-Exempt Trust, Inc.

For the Year Ended December 31, 2005
(Amounts in Thousands)

Investment Income:
Interest			$9,905
Expenses:
Management fee	$2,078
Distribution and service fees	416
Audit and legal fees	54
Custodian fee	73
Directors’ fees and expenses	33
Registration fee	70
Reports to shareholders	38
Transfer agent and shareholder servicing expense	86
Other expenses	11

	2,859
Less: Compensating balance credits	—	A

Total expenses, net of compensating balance credits			2,859

Net Investment Income			7,046

Change in Net Assets Resulting From Operations			$7,046

A	Amount less than $1.

See notes to financial statements.

Annual Report to Shareholders

Statement of Changes in Net Assets

Legg Mason Tax-Exempt Trust, Inc.

(Amounts in Thousands)

	For the Years Ended

	12/31/05	12/31/04

Change in Net Assets:
Net investment income	$7,046	$2,242

Increase in net assets resulting from operations	7,046	2,242
Distributions to shareholders from net investment income	(7,046)	(2,242)
Change in net assets from Fund share transactions:	(88,489)	(21,409)

Change in net assets	(88,489)	(21,409)
Net Assets:
Beginning of year	443,265	464,674

End of year	$354,776	$443,265

See notes to financial statements.

Annual Report to Shareholders

Financial Highlights

Legg Mason Tax-Exempt Trust, Inc.

   Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

	Years Ended December 31,

	2005	2004	2003	2002	2001

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Investment operations:
Net investment income	.0171	.0051	.0034	.0072	.0206
Distributions:
From net investment income	(.0171)	(.0051)	(.0034)	(.0072)	(.0206)

Net asset value,end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Ratios/supplemental data:
Total return	1.71%	.51%	.34%	.72%	2.08%
Total expenses to average net assetsA	.69%	.68%	.68%	.70%	.68%
Net expenses to average net assetsC	.69%	.68%B	.68%B	.70%B	.68%B
Net investment income to average net assets	1.70%	.51%	.34%	.72%	2.06%

Net assets, end of year (in thousands)	$354,776	$443,265	$464,674	$452,326	$407,685

A	This ratio reflects total expenses before compensating balance credits, but net of the voluntary expense waiver, if any, described below.

B	Net of waivers for 12b-1 service fees and advisory fees as described in Note 2 to the financial statements. If no fees had been waived, the annualized ratio of expenses to average daily net assets would have been: for the years ended December 31, 2004, 0.69%; 2003, 0.82%; 2002, 0.80%; and 2001, 0.78%.

C	This ratio reflects expenses net of compensating balance credits and voluntary expense waivers, if any, described above.

See notes to financial statements.

Annual Report to Shareholders

Notes to Financial Statements

Legg Mason Tax-Exempt Trust, Inc.

(Amounts in Thousands)

1. Significant Accounting Policies:

   The Legg Mason Tax-Exempt Trust, Inc. (“Fund”), is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end, diversified investment company.

   Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation

   In accordance with Rule 2a-7, portfolio securities are valued on the basis of amortized cost so long as the Fund’s Board of Directors determines that this method constitutes fair value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security.

Security Transactions

   Security transactions are accounted for on the trade date and the cost of investments sold is determined by use of the specific identification method for both financial reporting and federal income tax purposes. At December 31, 2005, there were no unsettled receivables for investments sold, and there were no unsettled payables for securities purchased.

Investment Income and Dividends to Shareholders

   Income and expenses are recorded on the accrual basis. Dividends are declared daily and paid monthly. Net investment income for dividend purposes consists of interest accrued plus original issue discount earned, less amortization of market premium and accrued expenses. At December 31, 2005, dividends payable of $24 were accrued.

Compensating Balance Credits

   The Fund has an arrangement with its custodian bank, whereby a portion of the custodian’s fee is paid indirectly by credits earned on the Fund’s cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments.

Federal Income Taxes

   No provision for federal income or excise taxes has been made since the Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income and capital gains to its shareholders. Because federal income tax regulations

Annual Report to Shareholders

differ from accounting principles generally accepted in the United States of America, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. The character of distributions and composition of net assets for tax purposes were the same as those reflected in the accompanying financial statements.
   The Fund intends to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. As of December 31, 2005, the Fund had no capital loss carryforwards.

Other

   In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent upon claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Transactions With Affiliates:

   The Fund has a management agreement with Legg Mason Fund Adviser, Inc. (“LMFA”). Pursuant to its agreement, LMFA provides the Fund with management and administrative services for which the Fund pays a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Fund’s average daily net assets. During 2003, LMFA voluntarily waived between 10% and 30% of its fees. Beginning November 18, 2003, LMFA agreed to waive 10% of its fees (or ..05% of the Fund’s average daily net assets) through February 29, 2004. LMFA has contractually agreed to waive its fees (and to the extent necessary, bear other expenses) from December 1, 2005 through December 31, 2006, to the extent that the expenses of the Fund (exclusive of interest, taxes, brokerage commissions, and extraordinary expenses), would exceed an annual rate of 0.69%. Advisory fees of $164 were payable to LMFA at December 31, 2005.

   Legg Mason Trust, Company, N.A. (“Adviser”) serves as investment adviser to the Fund. LMFA (not the Fund) pays the Adviser a fee, computed daily and payable monthly, at an annual rate of 0.45% of the Fund’s average daily net assets.

   On December 1, 2005, Legg Mason Investor Services, LLC (“LMIS”) replaced Legg Mason Wood Walker, Inc. (“Legg Mason”) as distributor of the fund. The compensation arrangements between the Fund and LMIS are identical to the previous arrangements between the Fund and Legg Mason.

Annual Report to Shareholders

   LMIS receives an annual distribution fee of 0.10% of its average daily net assets for services provided to shareholders. Service fees of $33 were payable to LMIS at December 31, 2005.

   LM Fund Services, Inc. (“LMFS”), a registered transfer agent, has an agreement with the Fund’s transfer agent to assist with certain of its duties. For this assistance, the transfer agent paid LMFS $44 for the year ended December 31, 2005.

   The Adviser, LMFA, LMIS and LMFS are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

3. Fund Share Transactions:

   The Fund is authorized to issue 2,000,000 shares of common stock with a par value of $.001 per share. At December 31, 2005, paid-in capital aggregated $354,775. Since the Fund has sold and redeemed shares at a constant net asset value of $1.00 per share, the number of shares represented by such sales and redemptions is the same as the amounts shown below for such transactions:

	Years Ended

	12/31/05	12/31/04

Sold	$1,538,779	$1,604,139
Reinvestment of distributions	6,739	2,149
Repurchased	(1,634,007)	(1,627,697)

Net Change	$(88,489)	$(21,409)

4. Subsequent Event:

   On January 3, 2006, the Board of Directors of the Legg Mason Tax-Exempt Trust, Inc. approved, subject to shareholder approval, a Plan of Liquidation, Dissolution and Termination whereby all the Fund’s assets would be liquidated and the Fund would subsequently be dissolved. A special meeting of the shareholders is scheduled for February 24, 2006, and the estimated time for the liquidation is February 27, 2006.

Annual Report to Shareholders

Report of Independent Registered Public Accounting Firm

To the Shareholders and Directors of
Legg Mason Tax Exempt Trust, Inc.:

   In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Legg Mason Tax Exempt Trust (the “Fund”) at December 31, 2005, the results of its operations, the changes in its net assets, and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

   As explained in Note 4, the Board of Directors of the Fund approved, subject to shareholder approval, a Plan of Liquidation, Dissolution, and Termination whereby all the Fund’s assets would be liquidated and the Fund would subsequently be dissolved.

PricewaterhouseCoopers LLP

Baltimore, Maryland

February 15, 2006

Annual Report to Shareholders

Directors and Officers

   The table below provides information about each of the Fund’s directors and officers, including biographical information about their business experience and information about their relationships with Legg Mason, Inc. and its affiliates. The mailing address of each director and officer is 100 Light Street, c/o Legal and Compliance Department, 23rd Floor, Baltimore, Maryland 21202.

Term of
	Position(s)	Office and		Other
Name and Year	Held With	Length of		Directorships
of Birth	the Fund	Time ServedA	Number of Funds in Fund Complex Overseen	Held	Principal Occupation(s) During the Past Five Years

INDEPENDENT DIRECTORSB:

Hearn, Ruby P. 1940	Director	Since 2004	Director/ Trustee of all Legg Mason funds (consisting of 23 portfolios).	None	Senior Vice President Emerita of The Robert Wood Johnson Foundation since 2001. Formerly: Senior Vice President of The Robert Wood Johnson Foundation (1996-2001).

Lehman, Arnold L. 1944	Director	Since 1983	Director/ Trustee of all Legg Mason funds (consisting of 23 portfolios).	None	Director of The Brooklyn Museum of Art since 1997; Trustee of American Federation of Arts since 1998. Formerly: Director of The Baltimore Museum of Art (1979-1997).

Masters, Robin J.W. 1955	Director	Since 2002	Director/ Trustee of all Legg Mason funds (consisting of 23 portfolios).	Chairman of the Board of Directors of Cap-a-Laige Ltd. (Management company for charitable trust); Director of Cheyne Capital International Limited (investment advisory firm); Director of Cheyne Property Holdings Limited (real estate).	Retired. Director of Bermuda SMARTRISK (non-profit) since 2001. Formerly: Chief Investment Officer of ACE Limited (insurance) (1986-2000).

McGovern, Jill E. 1944	Director	Since 1989	Director/ Trustee of all Legg Mason funds (consisting of 23 portfolios).	None	Chief Executive Officer of The Marrow Foundation since 1993. Formerly: Executive Director of the Baltimore International Festival (1991-1993); Senior Assistant to the President of The Johns Hopkins University (1986-1990).

Annual Report to Shareholders

Term of
	Position(s)	Office and		Other
Name and Year	Held With	Length of		Directorships
of Birth	the Fund	Time ServedA	Number of Funds in Fund Complex Overseen	Held	Principal Occupation(s) During the Past Five Years

Mehlman, Arthur S. 1942	Director	Since 2002	Director/ Trustee of all Legg Mason funds (consisting of 23 portfolios).	Trustee of the Royce Family of Funds consisting of 23 portfolios; Director of Municipal Mortgage & Equity, LLC.	Retired. Formerly: Partner, KPMG LLP (international accounting firm) (1972-2002).

O’Brien, G. Peter 1945	Director	Since 2002	Director/ Trustee of all Legg Mason funds (consisting of 23 portfolios).	Trustee of the Royce Family of Funds consisting of 23 portfolios; Director of Technology Investment Capital Corp.	Retired. Trustee of Colgate University; Board member of Hill House, Inc. (residential home care). Formerly: Managing Director, Equity Capital Markets Group of Merrill Lynch & Co. (1971-1999).

Rowan, S. Ford 1943	Director	Since 2002	Director/ Trustee of all Legg Mason funds (consisting of 23 portfolios).	None	Consultant, Rowan & Blewitt Inc. (management consulting); Chairman, National Center for Critical Incident Analysis, National Defense University, since 2004; Director of Santa Fe Institute (scientific research institute) since 1999.

Tarola, Robert M. 1950	Director	Since 2004	Director/ Trustee of all Legg Mason funds (consisting of 23 portfolios).	None	Senior Vice President and Chief Financial Officer of W. R. Grace & Co. (specialty chemicals) since 1999.

INTERESTED DIRECTORSC:

Curley, Jr., John F. 1939	Chairman and Director	Since 1982	Chairman and Director/ Trustee of all Legg Mason funds (consisting of 23 portfolios).	None	Chairman of the Board of all Legg Mason Funds. Formerly: Vice Chairman and Director of Legg Mason, Inc. and Legg Mason Wood Walker, Incorporated (1982-1998); Director of Legg Mason Fund Adviser, Inc. (1982-1998) and Western Asset Management Company (1986-1998) (each a registered investment adviser).

Annual Report to Shareholders

Term of
	Position(s)	Office and		Other
Name and Year	Held With	Length of		Directorships
of Birth	the Fund	Time ServedA	Number of Funds in Fund Complex Overseen	Held	Principal Occupation(s) During the Past Five Years

Fetting, Mark R. 1954	President and Director	President since 2001 and Director since 2002	Director/ Trustee of all Legg Mason funds (consisting of 23 portfolios).	Trustee of the Royce Family of Funds consisting of 23 portfolios.	Senior Executive Vice President of Legg Mason, Inc.; Director and/or officer of various Legg Mason, Inc. affiliates since 2000. Formerly: Division President and Senior Officer of Prudential Financial Group, Inc. and related companies, including fund boards and consulting services to subsidiary companies (1991-2000); Partner, Greenwich Associates; Vice President, T. Rowe Price Group, Inc.

EXECUTIVE OFFICERS:

Karpinski, Marie K. 1949	Vice President and Treasurer	Since 1985	Vice President and Treasurer of all Legg Mason funds (consisting of 23 portfolios).	None	Vice President and Treasurer of all Legg Mason Funds. Vice President and Treasurer of Legg Mason Fund Adviser, Inc. and Western Asset Funds, Inc.; Treasurer and Principal Financial and Accounting Officer of Western Asset Income Fund, Western Asset Premier Bond Fund, Western Asset/ Claymore U.S. Treasury Inflation Protected Securities Fund, and Western Asset/ Claymore U.S. Treasury Inflation Protected Securities Fund 2.

Merz, Gregory T. 1958	Vice President, and Chief Legal Officer	Since 2003	Vice President, and Chief Legal Officer of all Legg Mason funds (consisting of 23 portfolios).	None	Vice President and Deputy General Counsel of Legg Mason, Inc. since 2003. Formerly: Associate General Counsel, Fidelity Investments (1993-2002).

Annual Report to Shareholders

Term of
	Position(s)	Office and		Other
Name and Year	Held With	Length of		Directorships
of Birth	the Fund	Time ServedA	Number of Funds in Fund Complex Overseen	Held	Principal Occupation(s) During the Past Five Years

Olmert, Amy M. 1963	Vice President and Chief Compliance Officer	Since 2004	Vice President and Chief Compliance Officer of all Legg Mason funds (consisting of 23 portfolios).	None	Senior Vice President of Legg Mason, Inc. since 2004. Chief Compliance Officer of Western Asset Funds, Inc., Western Asset Income Fund, Inc., Western Asset Premier Bond Fund, Western Asset/ Claymore U.S. Treasury Inflation Protected Securities Fund, and Western Asset/ Claymore U.S. Treasury Inflation Protected Securities Fund 2 since 2004. Formerly: Managing Director, Deutsche Asset Management (1997-2004).

ADDITIONAL INFORMATION ABOUT THE FUND’S DIRECTORS AND

OFFICERS IS CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION, AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING
1-800-822-5544 OR ON THE SECURITIES AND EXCHANGE COMMISSION’S
WEBSITE (http://www.sec.gov).

AOfficers of the Fund are elected annually to serve until their successors are elected and qualified. Directors of the Fund serve a term of indefinite length until their resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act.

BEach of the Independent Directors serves on the standing committees of the Board of Directors, which include the Audit Committee (chair: Arthur Mehlman), the Nominating Committee (co-chairs: Peter O’Brien and Jill McGovern), and the Independent Directors Committee (chair: Arnold Lehman).

CMr. Curley and Mr. Fetting are considered to be interested persons, as defined in the 1940 Act, of the Fund on the basis of their employment with the Fund’s investment adviser or its affiliated entities (including the Fund’s principal underwriter) and Legg Mason, Inc., the parent holding company of those entities, as well as their ownership of Legg Mason, Inc. stock.

Fund Information

Investment Manager

Legg Mason Fund Adviser, Inc.

Baltimore, MD

Investment Adviser

Legg Mason Trust Company, N.A.

Baltimore, MD

Board of Directors

John F. Curley, Jr., Chairman

Mark R. Fetting, President
Dr. Ruby P. Hearn
Arnold L. Lehman
Robin J.W. Masters
Dr. Jill E. McGovern
Arthur S. Mehlman
G. Peter O’Brien
S. Ford Rowan
Robert M. Tarola

Officers

Marie K. Karpinski, Vice President and Treasurer

Gregory T. Merz, Vice President and Chief Legal Officer
Amy M. Olmert, Vice President and Chief Compliance Officer
Richard M. Wachterman, Secretary
Erin K. Morris, Assistant Treasurer

Transfer and Shareholder Servicing Agent

Boston Financial Data Services

Braintree, MA

Custodian

State Street Bank & Trust Company

Boston, MA

Counsel

Kirkpatrick & Lockhart Nicholson Graham LLP

Washington, DC

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Baltimore, MD

An investment in the Fund is not insured by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

About the Legg Mason Funds

Equity Funds
American Leading Companies Trust
Classic Valuation Fund
Growth Trust
Special Investment Trust
U.S. Small-Capitalization Value Trust
Value Trust
Specialty Funds
Balanced Trust
Financial Services Fund
Opportunity Trust
Global Funds
Emerging Markets Trust
Global Income Trust
International Equity Trust
Taxable Bond Funds
Core Bond Fund
High Yield Portfolio
Investment Grade Income Portfolio
Limited Duration Bond Portfolio
Tax-Free Bond Funds
Maryland Tax-Free Income Trust
Pennsylvania Tax-Free Income Trust
Tax-Free Intermediate-Term Income Trust	Legg Mason, Inc., based in Baltimore, Maryland, has built its reputation, at least in part, on the success of the Legg Mason Funds, introduced in 1979. The primary purpose of our funds is to enable investors to diversify their portfolios across various asset classes and, consequently, enjoy the stability and growth prospects generally associated with diversification.

The success of our funds is contingent on the experience, discipline, and acumen of our fund managers. We believe the quality of our managers is crucial to investment success. Unlike many firms, which focus on a particular asset class or the fluctuations of the market, at Legg Mason we focus on providing a collection of top-notch managers in all the major asset classes.

Information about the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is contained in the Statement of Additional Information, available without charge upon request by calling 1-800-822-5544 or on the Securities and Exchange Commission’s (“SEC”) website (http://www.sec.gov). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is also available on the SEC’s website or through the Legg Mason Funds’ website at www.leggmasonfunds.com/about.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. You may obtain a free copy of the Fund’s portfolio holdings, as filed on From N-Q, by contacting the Fund at the appropriate phone number, address or website listed below. Additionally, the Fund’s Form N-Q is available on the SEC’s website (http://www.sec.gov) or may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room can be obtained by calling 1-800-SEC-0330.

You should consider a fund’s investment objectives, risks, charges, and expenses carefully before investing. For a prospectus, which contains this and other information on any Legg Mason fund, call your financial adviser, call 1-800-577-8589, or visit www.leggmasonfunds.com. Please read the prospectus carefully before investing.

Legg Mason Funds For Primary Class Shareholders c/o BFDS P.O. Box 55214 Boston, MA 02205-8504 800-822-5544 www.leggmasonfunds.com

Legg Mason Investor Services, LLC, Distributor

A Legg Mason, Inc. subsidiary

LMF-016 (12/05)

Item 2. Code of Ethics Applicable to Registrant’s Principal Executive Officer and Principal Financial Officer
(a)	Legg Mason Tax-Exempt Trust, Inc. (“Registrant”) has adopted a Code of Ethics, as defined in the instructions to Form N-CSR that applies to the Registrant’s President and Treasurer, which is designed to deter wrongdoing and to promote:
•	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

•	Full, fair, accurate, timely and understandable disclosure in reports and documents the Registrant files with, or submits to, the SEC or in other public communications made by the Registrant;

•	Compliance with applicable governmental laws, rules and regulations;

•	Prompt internal reporting of violations of the Code of Ethics to an appropriate person or persons identified in the Code of Ethics; and

•	Accountability for adherence to the Code of Ethics.
(b)	No response required.

(c)	Not applicable.

(d)	The Registrant has not granted a waiver, including an implicit waiver, from a provision of the Code of Ethics to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions during the period covered by this report.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is attached as Exhibit 12(a)(1) to this Form N-CSR.
Item 3. Audit Committee Financial Expert

(a)	(1)	The Registrant’s board of directors has determined that the Registrant has at least one audit committee financial expert serving on its audit committee.

(a)	(2)	The audit committee financial experts are Mr. Arthur S. Mehlman and Mr. Robert M. Tarola. They are “independent” as defined in Form N-CSR Item 3(a)(2).

Item 4. Principal Accounting Fees and Services
(a)	Audit Fees

Fiscal Year Ended December 31, 2004 – $23,750

Fiscal Year Ended December 31, 2005 – $24,950

(b)	Audit-Related Fees

There were no additional fees billed to the Registrant during either of the last two fiscal years in addition to those disclosed in Item (a) above.

PricewaterhouseCoopers did not bill fees for assurance and related services that required preapproval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(c)	Tax Fees

Fiscal Year Ended December 31, 2004 — $1,000

Fiscal Year Ended December 31, 2005 — $1,050

Services include preparation of federal and state income tax returns and preparation of excise tax returns.

PricewaterhouseCoopers did not bill fees for tax services that required preapproval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(d)	All Other Fees

There were no fees billed to the Registrant during either of the last two fiscal years in addition to those disclosed in items (a) through (c) above.

PricewaterhouseCoopers did not bill fees for services not included in Items 4(a) through (c) above that required preapproval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(e)	(1)	The Audit Committee’s policy is to delegate to its Chairperson the authority to preapprove items prior to the next meeting of the Committee. Such preapprovals are reported at the next quarterly meeting of the Audit Committee.

	(2)	There were no services provided to the Registrant that were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
PricewaterhouseCoopers did not bill fees for services where preapproval by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(f)	The percentage of hours expended by the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountants’ full-time, permanent employees was zero.

(g)	Non-Audit Fees for services rendered to Registrant or Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager.

Fiscal Year Ended December 31, 2004 – $372,631

Fiscal Year Ended December 31, 2005 – $279,508

(h)	The members of the Registrant’s Audit Committee have considered whether the non-audit services that were rendered by the Registrant’s principal accountant to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed Registrants
     The Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.
Item 6. Schedule of Investments
     The schedule of investments in securities of unaffiliated issuers is included in the annual report.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
     Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
     Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers
     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders
     The Nominating Committee will accept recommendations for nominations from shareholders. Shareholders may forward recommendations to the Fund Secretary at 100 Light Street, 23rd Floor, Baltimore, Maryland 21202, Attn: Fund Secretary.
Item 11. Controls and Procedures
(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the SEC’s rule and forms and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits
(a)	File the exhibits listed below as part of this Form.
(1)	The Registrant’s Code of Ethics applicable to Registrant’s principal executive officer and principal financial officer is attached hereto.

(2)	Separate certifications for the Registrant’s chief executive officer and chief financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.
(b)	Separate certifications for the Registrant’s chief executive officer and chief financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Tax-Exempt Trust, Inc.

By:	Mark R. Fetting

Mark R. Fetting
President, Legg Mason Tax-Exempt Trust, Inc.
Date: March 3, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	Mark R. Fetting

Mark R. Fetting
President, Legg Mason Tax-Exempt Trust, Inc.
Date: March 3, 2006

By:	Marie K. Karpinski

Marie K. Karpinski
Chief Financial Officer, Legg Mason Tax-Exempt Trust, Inc.
Date: March 2, 2006